Membership Interests (Schedule of Cash Capital Contributions) (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends Payable [Line Items]
Payment Date	Jul. 30, 2025	May 02, 2025	Feb. 14, 2025
Members contribution	$ 647	$ 605	$ 605	$ 1,857	$ 720	$ 1,211	$ 452	$ 425
February 16, 2024 [Member]
Dividends Payable [Line Items]
Payment Date						Feb. 16, 2024
Members contribution						$ 240
May 3, 2024 [Member]
Dividends Payable [Line Items]
Payment Date						May 03, 2024
Members contribution						$ 240
July 31, 2024 [Member]
Dividends Payable [Line Items]
Payment Date						Jul. 31, 2024
Members contribution						$ 240
October 31, 2024 [Member]
Dividends Payable [Line Items]
Payment Date						Oct. 31, 2024
Members contribution						$ 114
December 20, 2024 [Member]
Dividends Payable [Line Items]
Payment Date						Dec. 20, 2024
Members contribution						$ 377